Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)
Principal Accounting Policies (Details) [Line Items]
Exchange rate translation	¥ 6.8972				$ 1
Inventories	¥ 110,000		¥ 170,000
Agreement term	50 years	50 years
Impairment loss	¥ 18,842,000	$ 2,731,833
Deferred revenue	9,368,156		¥ 1,386,607
Deferred revenue	1,386,607						¥ 176,980
cash	¥ 2,769,490				34,603,166
Revenues purchase	10.00%	10.00%	10.00%	10.00%
Accounts receivable				10.00%
accounts payable				10.00%
Statutory surplus reserve rate	10.00%	10.00%
Annual appropriations percentage	10.00%	10.00%
Development fund	¥ 54,144		¥ 1,322,803	¥ 7,409,675
Development fund	175,722
Uniforms [Member]
Principal Accounting Policies (Details) [Line Items]
Inventories	1,030,000.00
Qingtian International School [Member]
Principal Accounting Policies (Details) [Line Items]
Financial subsidies received			1,499,505
Financial subsidies received	7,390,146
Langfang school [Member]
Principal Accounting Policies (Details) [Line Items]
Financial subsidies received	4,692,650
Chuangmei Weiye [Member]
Principal Accounting Policies (Details) [Line Items]
Financial subsidies received	28,000
Lishui Mengxiang [Member]
Principal Accounting Policies (Details) [Line Items]
Financial subsidies received	9,203
CHINA [Member]
Principal Accounting Policies (Details) [Line Items]
Exchange rate translation	¥ 6.9646		¥ 6.3757		$ 1	$ 1
Financial subsidies received
Statutory surplus reserve rate	25.00%	25.00%
PRC [Member]
Principal Accounting Policies (Details) [Line Items]
Statutory surplus reserve rate	50.00%	50.00%